Financial instruments (Details) - Schedule of consolidated position of outstanding derivative transactions - Derivatives [member] - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
USD – BRL [Member]
Financial instruments (Details) - Schedule of consolidated position of outstanding derivative transactions [Line Items]
Notional value	R$ 50
Due date	2023
Outstanding derivative financial instruments	R$ (17)	R$ (11)
IPCA – BRL [Member]
Financial instruments (Details) - Schedule of consolidated position of outstanding derivative transactions [Line Items]
Notional value	R$ 1,972
Due date	2028, 2029 and 2031
Outstanding derivative financial instruments	R$ 120	3
Fixed rate x CDI [Member]
Financial instruments (Details) - Schedule of consolidated position of outstanding derivative transactions [Line Items]
Notional value	R$ 54
Due date	2027
Outstanding derivative financial instruments	R$ 1	2
Fixed rate x CDI One [Member]
Financial instruments (Details) - Schedule of consolidated position of outstanding derivative transactions [Line Items]
Notional value	R$ 52
Due date	2027
Outstanding derivative financial instruments	R$ 1	2
Derivatives - Fair value hedge [Member]
Financial instruments (Details) - Schedule of consolidated position of outstanding derivative transactions [Line Items]
Outstanding derivative financial instruments	R$ 105	R$ (4)